Risk information - Market risk (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
NII risk together with risk to NII from cross-currency basis spreads
Risk information
Market risk amount	kr 200	kr 271
Interest rate risk regarding changes in future net interest income (NII)
Risk information
Risk change (in basis points)	100
Risk to NII from cross currency basis spreads
Risk information
Risk change (in basis points)	20
VAR
Risk information
VAR horizon period (in years)	2 years
sVaR
Risk information
Market risk amount	kr 124	kr 100
VAR horizon period (in years)	1 year
Confidence level for VAR calculation	99.00%
Interest rate risk regarding changes in the economic value of SEK's portfolio (EVE)
Risk information
Risk change (in basis points)	100
Credit spread risk in assets
Risk information
Risk change (in basis points)	100
Credit spread risk in own debt
Risk information
Risk change (in basis points)	20
Cross currency basis spread risk
Risk information
Risk change (in basis points)	20
Currency risk
Risk information
Assumed change in all foreign currency positions	10.00%
Tenor basis spread risk
Risk information
Risk change (in basis points)	10
Tenor basis spread risk | Minimum
Risk information
Lending and borrowing which is not swapped to three month tenor (in months)	1 month
Tenor basis spread risk | Maximum
Risk information
Lending and borrowing which is not swapped to three month tenor (in months)	6 months